Non-Current Assets - Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Disclosure of Non-Current Assets - Plant and Equipment

	Plant and Equipment A$	Computers A$	Furniture and fittings A$	Total A$
At June 30, 2018
Cost or fair value	524,746	61,585	8,475	594,806
Accumulated depreciation	(513,473)	(46,752)	(8,132)	(568,357)

Net book amount	11,273	14,833	343	26,449

Year ended June 30, 2019
Opening net book amount	11,273	14,833	343	26,449
Exchange differences	353	226	(13)	566
Additions	17,027	11,051	13,356	41,434
Disposals	—	—	—	—
Depreciation charge	(4,024)	(10,206)	(1,269)	(15,499)

Closing net book amount	24,629	15,904	12,417	52,950

At June 30, 2019
Cost or fair value	548,380	73,966	22,049	644,395
Accumulated depreciation	(523,751)	(58,062)	(9,632)	(591,445)

Net book amount	24,629	15,904	12,417	52,950

Year ended June 30, 2020
Opening net book amount	24,629	15,904	12,417	52,950
Exchange differences	(431)	338	152	59
Additions	7,705	11,643	—	19,348
Disposals	—	(450)	—	(450)
Depreciation charge	(7,434)	(10,318)	(4,799)	(22,551)

Closing net book amount	24,469	17,117	7,770	49,356

At June 30, 2020
Cost or fair value	557,872	85,738	22,258	665,868
Accumulated depreciation	(533,403)	(68,621)	(14,488)	(616,512)

Net book amount	24,469	17,117	7,770	49,356